REVENUE (Tables)	6 Months Ended
Jun. 30, 2023
Revenue [abstract]
Schedule of revenue by type

	For the three months ended June 30		For the six months ended June 30
	2023	2022	2023	2022
Gold sales
Spot market sales	$2,490	$2,524	$4,816	$4,950
Concentrate sales	97	77	174	158
Provisional pricing adjustments	(3)	(4)	5	—
	$2,584	$2,597	$4,995	$5,108
Copper sales
Concentrate sales	$200	$263	$359	$534
Provisional pricing adjustments	(11)	(52)	1	(36)
	$189	$211	$360	$498
Other sales[1]	60	51	121	106
Total	$2,833	$2,859	$5,476	$5,712
1Revenues include the sale of by-products for our gold and copper mines